Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 263,887,586	$ 155,193,013	$ 70,785,528
Cost of revenues	(259,207,265)	(152,009,204)	(68,505,327)
Gross profit	4,680,321	3,183,809	2,280,201
Operating expenses
Selling and marketing	(1,294,084)	(661,892)	(210,957)
General and administrative	(4,964,874)	(2,307,275)	(672,131)
Total operating expenses	(6,258,958)	(2,969,167)	(883,088)
(Loss)/Income from operations	(1,578,637)	214,642	1,397,113
Other (loss)/income
Interest expense, net	(63,793)	(4,801)	(1,907)
Other income	25,776	59,884	10,944
Total other (loss)/income, net	(38,017)	55,083	9,037
(Loss)/Income before income tax expense	(1,616,654)	269,725	1,406,150
Income tax expense	(134,006)	(98,128)	(194,363)
Net (loss)/income	(1,750,660)	171,597	1,211,787
Other comprehensive (loss)/income
Foreign currency translation adjustments	(793)	145
Total comprehensive (loss)/income	$ (1,751,453)	$ 171,742	$ 1,211,787
Common Class A [Member]
Earnings per share
Basic	$ (0.18)	$ 0.07
Diluted	$ (0.18)	$ 0.07
Weighted average shares outstanding used in calculating basic and diluted earnings per share*
Basic	9,662,918	2,318,630
Diluted	9,662,918	2,318,630
Common Class B [Member]
Earnings per share
Basic	$ (0.08)	$ 0.01	$ 0.04
Diluted	$ (0.08)	$ 0.01	$ 0.04
Weighted average shares outstanding used in calculating basic and diluted earnings per share*
Basic	22,650,000	27,681,370	30,000,000
Diluted	22,650,000	27,681,370	30,000,000
Sales of Marine Fuels [Member] | Nonrelated Party [Member]
Revenues
Total revenues	$ 263,873,349	$ 155,180,863	$ 67,966,869
Sales of Marine Fuels [Member] | Related Party [Member]
Revenues
Total revenues			2,184,911
Brokerage Commissions [Member] | Nonrelated Party [Member]
Revenues
Total revenues	14,237	12,150	142,479
Brokerage Commissions [Member] | Related Party [Member]
Revenues
Total revenues			$ 491,269